NOTE 3 – PREPAID EXPENSES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Note 3 Prepaid Expenses
Prepaid Expense and Other Assets, Current	$ 1,344,202	$ 1,341,100
Prepaid Rent	25,000
Deposit Assets	$ 71,450	$ 74,450